Other Financial Information Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization					$ 27,005	$ 24,166	$ 20,219
Capital expenditures			10,998	11,256	25,609	26,237	16,285
Assets	450,908		450,908		423,017	431,354
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	6,500	6,328	12,796	13,017	26,882	23,991	20,024
Assets	459,131		459,131		428,752
Operating Segments | Seating
Segment Reporting Information [Line Items]
Depreciation and amortization					9,228	9,478	8,731
Capital expenditures					2,066	2,468	2,125
Assets	98,916		98,916		93,238	100,809
Operating Segments | Acoustics
Segment Reporting Information [Line Items]
Depreciation and amortization					4,950	3,706	3,501
Capital expenditures					14,855	15,092	6,769
Assets	119,499		119,499		106,031	91,109
Operating Segments | Finishing
Segment Reporting Information [Line Items]
Depreciation and amortization					5,631	4,191	3,829
Capital expenditures					5,824	4,990	5,625
Assets	144,403		144,403		136,371	132,371
Operating Segments | Components
Segment Reporting Information [Line Items]
Depreciation and amortization					7,073	6,616	3,963
Capital expenditures					2,794	3,683	1,605
Assets	96,313		96,313		93,112	93,540
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	29	31	57	62	123	175	195
Capital expenditures					70	4	161
Corporate And Eliminations
Segment Reporting Information [Line Items]
Assets	$ (8,223)		$ (8,223)		$ (5,735)	$ 13,525